Accounts Payable and Accrued Liabilities	12 Months Ended
Apr. 30, 2011
Accounts Payable and Accrued Liabilities [Text Block]
Note 4	Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at April 30, 2011 and 2010 are comprised of the following:

	April 30,
	2011	2010
Accounts payable – trade	$658,904	$499,900
Accrued commissions	162,147	158,343
Accrued vacation	472,830	362,618
Codec royalties	462,423	493,868
Research fees	–	246,706
Accrued severance – Note 12	225,719	344,433
Other accrued liabilities	358,874	207,820
	$2,340,897	$2,313,688